Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012 segment
Significant Accounting Policies
Number of segments	3
Pharmacy Services Segment
Segment reporting information
Number of pharmacies	67,000
Number of conditions for integrated disease management	17
Number of states pharmacies operated	22
Pharmacy Services Segment | Specialty stores
Segment reporting information
Number of pharmacies	31
Pharmacy Services Segment | Specialty mail order
Segment reporting information
Number of pharmacies	12
Pharmacy Services Segment | Mail service
Segment reporting information
Number of pharmacies	5
Retail Pharmacy Segment
Segment reporting information
Number of states pharmacies operated	42
Number of drugstores	7,458
Retail Pharmacy Segment | MinuteClinic within CVS Pharmacy Stores
Segment reporting information
Number of drugstores	633
Retail Pharmacy Segment | MinuteClinic
Segment reporting information
Number of drugstores	640
Retail Pharmacy Segment | CVS/pharmacy
Segment reporting information
Number of drugstores	7,402